Entity Information (Details) - Nov. 08, 2022	EUR (€) shares	$ / shares
Entity Information [Line Items]
Consumption of electricity | €	€ 2,250
Ordinary share percentage	100.00%
Public offering price per shares | $ / shares		$ 5
Purchase to additional ads	150,000
Percentage of equivalent of ads	15.00%
Underwriting Agreement [Member]
Entity Information [Line Items]
Number of share sold	1,000,000